INVESTMENTS IN DEBT AND EQUITY SECURITIES (Schedule of Corporate Bonds) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortised Cost		$ 9,049	$ 8,516
Unrealized gain/(losses)		631	915
Fair value		9,680	9,431	$ 12,753
NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Amortised Cost		4,132	4,132
Unrealized gain/(losses)		487	511
Fair value		$ 4,619	4,643	$ 4,700
NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage		12.00%
Amortised Cost		$ 4,917	3,567
Unrealized gain/(losses)		144	404
Fair value		$ 5,061	3,971
NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage	7.50%	7.50%
Amortised Cost		$ 0	817
Unrealized gain/(losses)		0	0
Fair value		$ 0	$ 817